OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
Other Current Assets

Other current assets consist of the following:

	December 31
(in US$ thousands)	2014	2015
Loans receivable - current	27	64
Less: Allowance for loans receivable - current	(27)	(28)
Other	325	235

	$325	$271

Changes in Allowance for Loans Receivable

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2013, 2014 and 2015:

(in US$ thousands)	2013	2014	2015
Balance at beginning of year	$3,437	$3,394	$27
Less: Writes-offs	—	(3,359)	—
Less: Reversal for collection of bad debt	(54)	—	2
Translation adjustment	11	(8)	(1)

Balance at end of year	$3,394	$27	$28